Variable interest entities (VIE) - Consolidated (Details 7) SFr in Millions		Jun. 30, 2022 CHF (SFr) day		Mar. 31, 2022 CHF (SFr)	Dec. 31, 2021 CHF (SFr)		Jun. 30, 2021 CHF (SFr)		Dec. 31, 2020 CHF (SFr)
VIE Disclosures
Cash and due from banks		SFr 159,472	[1]	SFr 167,950	SFr 164,818	[1]	SFr 146,358	[1]	SFr 139,112	[1]
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		104,156		95,282	103,906
Trading assets		101,095		106,971	111,141
Investment securities		739		809	1,005
Other investments		5,783		5,794	5,826
Net loans		285,573		287,682	291,686
Other assets		43,936		44,387	41,231
of which loans held-for-sale		7,515		8,642	7,924
Assets		727,365		739,554	755,833
Customer deposits		389,484		398,624	392,819
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		21,568		27,711	35,274
Trading liabilities		29,967		28,184	27,535
Short-term borrowings		20,145		17,399	19,393
Long-term debt		158,010		160,320	166,896
Other liabilities		23,062		21,978	22,644
Liabilities		SFr 681,299		694,878	711,603
CP Conduit
VIE Disclosures
Average maturity of CP (in days) | day		174
Consolidated VIEs
VIE Disclosures
Cash and due from banks		SFr 110		122	108
Trading assets		1,801		1,841	1,822
Other investments		895		946	1,015
Net loans		1,323		1,158	1,400
Other assets		2,009		1,776	1,496
of which loans held-for-sale		346			74
Premises and equipment		26			27
Assets		6,138			5,841
Trading liabilities		13		9	8
Short-term borrowings		4,635		4,363	4,352
Long-term debt		1,825		1,475	1,391
Other liabilities		223		SFr 212	231
Liabilities		6,696			5,982
Consolidated VIEs | Collateralized debt or loan obligations
VIE Disclosures
Cash and due from banks		15			0
Trading assets		1			0
Other investments		0			0
Net loans		0			0
Other assets		250			0
of which loans held-for-sale		249			0
Premises and equipment		0			0
Assets		266			0
Trading liabilities		3			0
Short-term borrowings		0			0
Long-term debt		34			0
Other liabilities		0			0
Liabilities		37			0
Consolidated VIEs | CP Conduit
VIE Disclosures
Cash and due from banks		0			1
Trading assets		0			0
Other investments		0			0
Net loans		1,274			1,022
Other assets		29			31
of which loans held-for-sale		0			0
Premises and equipment		0			0
Assets		1,303			1,054
Trading liabilities		0			0
Short-term borrowings		4,620			4,337
Long-term debt		0			0
Other liabilities		88			67
Liabilities		4,708			4,404
Consolidated VIEs | Financial intermediation - Securitizations
VIE Disclosures
Cash and due from banks		46			42
Trading assets		1,281			1,158
Other investments		0			0
Net loans		0			317
Other assets		886			604
of which loans held-for-sale		72			50
Premises and equipment		0			0
Assets		2,213			2,121
Trading liabilities		0			0
Short-term borrowings		0			0
Long-term debt		1,750			1,342
Other liabilities		2			1
Liabilities		1,752			1,343
Consolidated VIEs | Financial intermediation - Funds
VIE Disclosures
Cash and due from banks		11			25
Trading assets		42			54
Other investments		69			65
Net loans		0			0
Other assets		49			78
of which loans held-for-sale		25			23
Premises and equipment		0			0
Assets		171			222
Trading liabilities		0			0
Short-term borrowings		15			15
Long-term debt		0			0
Other liabilities		21			20
Liabilities		36			35
Consolidated VIEs | Financial intermediation - Loans
VIE Disclosures
Cash and due from banks		23			27
Trading assets		477			610
Other investments		685			789
Net loans		16			28
Other assets		113			108
of which loans held-for-sale		0			0
Premises and equipment		26			27
Assets		1,314			1,562
Trading liabilities		10			8
Short-term borrowings		0			0
Long-term debt		0			3
Other liabilities		58			60
Liabilities		68			71
Consolidated VIEs | Financial intermediation - Other
VIE Disclosures
Cash and due from banks		15			13
Trading assets		0			0
Other investments		141			161
Net loans		33			33
Other assets		682			675
of which loans held-for-sale		0			1
Premises and equipment		0			0
Assets		871			882
Trading liabilities		0			0
Short-term borrowings		0			0
Long-term debt		41			46
Other liabilities		54			83
Liabilities		95			129
Bank
VIE Disclosures
Cash and due from banks	[2]	158,700			164,026		SFr 145,367		SFr 138,207
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		104,156			103,906
Trading assets		101,232			111,299
Investment securities		737			1,003
Other investments		5,733			5,788
Net loans		294,005			300,358
Other assets		39,225			36,715
of which loans held-for-sale		7,515			7,924
Assets		730,295			759,214
Customer deposits		390,762			393,841
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		21,662			35,368
Trading liabilities		29,967			27,539
Short-term borrowings		25,567			25,336
Long-term debt		152,348			160,695
Other liabilities		21,817			21,309
Liabilities		SFr 681,186			711,127
Bank | CP Conduit
VIE Disclosures
Average maturity of CP (in days) | day		174
Bank | Consolidated VIEs
VIE Disclosures
Cash and due from banks		SFr 110			108
Trading assets		1,801			1,822
Other investments		895			1,015
Net loans		1,323			1,400
Other assets		1,997			1,482
of which loans held-for-sale		346			74
Premises and equipment		13			12
Assets		6,126			5,827
Trading liabilities		13			8
Short-term borrowings		4,635			4,352
Long-term debt		1,825			1,391
Other liabilities		223			233
Liabilities		6,696			5,984
Bank | Consolidated VIEs | Collateralized debt or loan obligations
VIE Disclosures
Cash and due from banks		15			0
Trading assets		1			0
Other investments		0			0
Net loans		0			0
Other assets		250			0
of which loans held-for-sale		249			0
Premises and equipment		0			0
Assets		266			0
Trading liabilities		3			0
Short-term borrowings		0			0
Long-term debt		34			0
Other liabilities		0			0
Liabilities		37			0
Bank | Consolidated VIEs | CP Conduit
VIE Disclosures
Cash and due from banks		0			1
Trading assets		0			0
Other investments		0			0
Net loans		1,274			1,022
Other assets		29			31
of which loans held-for-sale		0			0
Premises and equipment		0			0
Assets		1,303			1,054
Trading liabilities		0			0
Short-term borrowings		4,620			4,337
Long-term debt		0			0
Other liabilities		88			67
Liabilities		4,708			4,404
Bank | Consolidated VIEs | Financial intermediation - Securitizations
VIE Disclosures
Cash and due from banks		46			42
Trading assets		1,281			1,158
Other investments		0			0
Net loans		0			317
Other assets		886			604
of which loans held-for-sale		72			50
Premises and equipment		0			0
Assets		2,213			2,121
Trading liabilities		0			0
Short-term borrowings		0			0
Long-term debt		1,750			1,342
Other liabilities		2			1
Liabilities		1,752			1,343
Bank | Consolidated VIEs | Financial intermediation - Funds
VIE Disclosures
Cash and due from banks		11			25
Trading assets		42			54
Other investments		69			65
Net loans		0			0
Other assets		49			78
of which loans held-for-sale		25			23
Premises and equipment		0			0
Assets		171			222
Trading liabilities		0			0
Short-term borrowings		15			15
Long-term debt		0			0
Other liabilities		21			20
Liabilities		36			35
Bank | Consolidated VIEs | Financial intermediation - Loans
VIE Disclosures
Cash and due from banks		23			27
Trading assets		477			610
Other investments		685			789
Net loans		16			28
Other assets		101			95
of which loans held-for-sale		0			0
Premises and equipment		13			12
Assets		1,302			1,549
Trading liabilities		10			8
Short-term borrowings		0			0
Long-term debt		0			3
Other liabilities		58			61
Liabilities		68			72
Bank | Consolidated VIEs | Financial intermediation - Other
VIE Disclosures
Cash and due from banks		15			13
Trading assets		0			0
Other investments		141			161
Net loans		33			33
Other assets		682			674
of which loans held-for-sale		0			1
Premises and equipment		0			0
Assets		871			881
Trading liabilities		0			0
Short-term borrowings		0			0
Long-term debt		41			46
Other liabilities		54			84
Liabilities		SFr 95			SFr 130

[1]	Includes restricted cash.
[2]	Includes restricted cash.